Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Components of the Benefit of (Provision for) Income Taxes

Significant components of the provision for income taxes are as follows:

	For the	For the	For the
	six months ended	six months ended	six months ended
	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Current	(457,941)	(2,290,252)	(319,930)
Deferred	(932,125)	-	-
Income tax credit	(1,390,066)	(2,290,252)	(319,930)

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Deferred tax assets:
Allowance for expected credit loss	440,346	440,346	61,513
Deferred tax assets, net	440,346	440,346	61,513

Schedule of Taxes Payable

Taxes payable consisted of the following:

	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
VAT taxes payable	514,344	534,425	74,655
Income taxes payable	10,133,811	12,377,453	1,729,033
Other taxes payable	4,214,654	1,755,770	245,268
Total	14,862,809	14,667,648	2,048,956